Note 14 - Receivables - Non Current - Components of Receivables Non Current (Parenthetical) (Detail) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Non-current Receivables [Line Items]
Tax recovery of PIS and COFINS credits	[1]	$ 27,333	$ 53,210
PIS and COFINS [member]
Non-current Receivables [Line Items]
Tax recovery of PIS and COFINS credits		$ 8,000	$ 36,000

[1]	As of December 31, 2022 and 2021 respectively, included approximately $8 million and $36 million related to PIS and COFINS (Federal Social Contributions on Gross Revenues) tax recovery on Brazilian subsidiaries.